Borrowings (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Borrowings [abstract]
Trade receivable payments	90.00%
Trade settlements	10.00%
Net book value	$ 15,468,606	$ 15,823,299